Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities - Summary of Changes In Provision Balance (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2022		Oct. 31, 2021
Disclosure Of Changes In Provisions [Abstract]
Balance at beginning of year		$ 248	[1]	$ 472
Additional provisions/increase in provisions		1,201		166
Provisions utilized		(155)		(340)
Amounts reversed		(20)		(44)
Foreign exchange and other		3		(6)
Balance at end of year	[1]	$ 1,277		$ 248

[1]	Balance includes severance obligations, restructuring charges and legal provisions.